STOCK AND RETIREMENT PLANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of shares issued for director fee	0	20,559
Number of shares remain available for director fee	130,763	130,763
401(k) Retirement Savings Plan matching contribution	$ 186,000	$ 184,000
Employer matching contributions owed to the plan	$ 224,000	$ 200,000
Outstanding of stock appreciation rights, shares	25,000
Employee Stock Purchase Plan [Member]
Number of purchase shares		7,814
Average execise prices		$ 3.71
Number of shares reserved for future issuance		31,769
Common Stock
Purchase shares Common Stock	95.00%
Number of purchase shares	4,484
Average execise prices	$ 5.38
Number of shares reserved for future issuance	29,098
Equity Option [Member]
Number of shares available for future grant	570,892
Number of Common Stock reserved for issuance consisting	598,777
Inducement reserve shares	37,500
Inducement reserve shares were granted in 2019 consisting	25,000
RSU	50,000
Nuber of shares issued from the inducement reserve	12,500
Options granted maximum term	6 years